Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Computation of Loss Per Share	The computation of loss per share for the respective periods is as follows:

	2021	2020	2019
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(34)	(581)	(186)
Shares used in computation:
Weighted-average ordinary shares outstanding	191,298,397	187,583,307	180,960,579
Basic loss per share attributable to owners of the parent	(0.18)	(3.10)	(1.03)
Diluted loss per share
Net loss attributable to owners of the parent	(34)	(581)	(186)
Fair value gains on dilutive Exchangeable Notes	(112)	—	—
Fair value gains on dilutive warrants	(53)	—	—
Net loss used in the computation of diluted loss per share	(199)	(581)	(186)
Shares used in computation:
Weighted-average ordinary shares outstanding	191,298,397	187,583,307	180,960,579
Exchangeable Notes	2,424,921	—	—
Warrants	220,137	—	—
Diluted weighted average ordinary shares	193,943,455	187,583,307	180,960,579
Diluted loss per share attributable to owners of the parent	(1.03)	(3.10)	(1.03)

Summary of Anti-dilutive Securities
Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2021	2020	2019
Employee options	8,695,348	9,041,288	12,153,772
Restricted stock units	1,425,196	1,320,193	638,350
Restricted stock awards	—	—	41,280
Other contingently issuable shares	108,720	156,190	162,320
Warrants	800,000	800,000	2,400,000